Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue:
Health care services	€ 3,722,138	€ 3,828,628	€ 7,470,402	€ 7,541,359
Health care products	1,044,300	996,648	2,020,558	1,988,135
Revenue	4,766,438	4,825,276	9,490,960	9,529,494
Costs of revenue:
Health care services	2,991,602	3,036,784	6,019,058	6,058,823
Health care products	608,347	591,281	1,131,762	1,124,318
Costs of revenue	3,599,949	3,628,065	7,150,820	7,183,141
Operating (income) expenses:
Selling, general and administrative	771,466	775,235	1,547,110	1,557,389
Research and development	45,585	57,184	93,386	112,944
Income from equity method investees	(32,639)	(48,270)	(61,482)	(75,784)
Other operating income	(227,929)	(75,830)	(341,428)	(193,301)
Other operating expense	185,217	132,265	431,752	327,541
Operating income	424,789	356,627	670,802	617,564
Other (income) expense:
Interest income	(17,745)	(24,130)	(33,408)	(36,211)
Interest expense	103,076	104,673	206,926	199,326
Income before income taxes	339,458	276,084	497,284	454,449
Income tax expense	99,013	81,138	138,524	125,650
Net income	240,445	194,946	358,760	328,799
Net income attributable to noncontrolling interests	53,417	54,587	100,773	102,078
Net income attributable to shareholders of FME AG	€ 187,028	€ 140,359	€ 257,987	€ 226,721
Basic earnings per share	€ 0.64	€ 0.48	€ 0.88	€ 0.77
Diluted earnings per share	€ 0.64	€ 0.48	€ 0.88	€ 0.77